Spyglass Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
DoorDash, Inc. - Class A (a)	126,462	$23,113,460
Global-e Online Ltd. (a)	741,583	26,437,434
Sweetgreen, Inc. - Class A (a)	1,746,909	43,707,663
		93,258,557

FINANCIALS - 20.2%
Affirm Holdings, Inc. (a)	981,360	44,347,658
Kinsale Capital Group, Inc.	78,121	38,022,272
Robinhood Markets, Inc. - Class A (a)	682,019	28,385,631
Shift4 Payments, Inc. - Class A (a)	517,086	42,251,097
		153,006,658

HEALTH CARE- 16.2%
Exact Sciences Corp. (a)	813,376	35,211,047
Illumina, Inc. (a)	288,408	22,882,291
Medpace Holdings, Inc. (a)	124,918	38,061,265
Veeva Systems, Inc. - Class A (a)	117,261	27,161,166
		123,315,769

INDUSTRIALS - 14.4%
AAON, Inc.	320,311	25,025,898
ACV Auctions, Inc. - Class A (a)	1,608,362	22,661,820
API Group Corp. (a)	1,032,243	36,913,010
WillScot Mobile Mini Holdings Corp.	889,191	24,719,510
		109,320,238

INFORMATION TECHNOLOGY- 33.3%(b)
AppLovin Corp. - Class A (a)	155,919	41,313,858
Astera Labs, Inc. (a)	468,402	27,949,547
CyberArk Software Ltd. (a)	64,234	21,711,092
Fair Isaac Corp. (a)	10,723	19,774,928
GoDaddy, Inc. - Class A (a)	91,150	16,419,761
HubSpot, Inc. (a)	47,022	26,863,198
MongoDB, Inc. (a)	139,084	24,395,334
Procore Technologies, Inc. (a)	481,799	31,808,370
Snowflake, Inc. - Class A (a)	287,765	42,059,732
		252,295,820

REAL ESTATE - 2.7%
CoStar Group, Inc. (a)	255,809	20,267,747
TOTAL COMMON STOCKS (Cost $707,722,858)		751,464,789

TOTAL INVESTMENTS - 99.1% (Cost $707,722,858)		751,464,789
Other assets in excess of liabilities – 0.9%		6,995,114
TOTAL NET ASSETS - 100.0%		$758,459,903
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

     The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,

a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$751,464,789	$–	$–	$751,464,789
Total Investments	$751,464,789	$–	$–	$751,464,789

Refer to the Schedule of Investments for further disaggregation of investment categories.